BUSINESS ACQUISITION	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
BUSINESS ACQUISITION

3. BUSINESS ACQUISITION

On September 29, 2025, the Company and Taoping Holdings Limited (“THL”), a wholly owned subsidiary of the Company, entered into a share purchase agreement with Skyladder Holding Limited to acquire 100% equity interest in Skyladder Group Limited (“SGL”) (the “Acquisition”). SGL is a provider of elevator services throughout the entire elevator lifecycle, including sales, installation, repair, maintenance, renovation, and upgrades. The Acquisition was consummated on November 26, 2025, and as a result, SGL became a wholly owned subsidiary of THL. Pursuant to the share purchase agreement, as amended (the “Purchase Agreement”), the total maximum consideration for the Acquisition on the Purchase Agreement date is RMB 152 million (approximately US$21.36 million), payable in 7,882,921 ordinary shares of the Company, with no par value per share (the “Consideration Shares”). The Consideration Shares were issued in a single batch after all closing conditions were satisfied or waived and the equity transfer of SGL had been completed in Hong Kong. All of the Consideration Shares are subject to forfeiture in the event that SGL fails to meet specified revenue and net profit (after tax) targets (the “Performance Targets”) for various time periods as set forth in the Purchase Agreement. The fair value of the Consideration Shares as of the acquisition date, determined based on the probability-weighted assessment of achieving the Performance Targets, is reflected in the purchase price allocation set out below.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The Company completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the acquisition closing date. The following table summarizes the estimated aggregate fair values of the assets acquired, and liabilities assumed as of the completion closing date:

The total maximum consideration under the Purchase Agreement is RMB 152 million (approximately US$21.36 million), representing the aggregate value of all 7,882,921 Consideration Shares if all Performance Targets are achieved and no forfeiture occurs. All of the Consideration Shares are subject to forfeiture contingent upon the achievement of the Performance Targets; accordingly, the fair value of the Consideration Shares recognized in the purchase price allocation reflects the probability-weighted fair value of the Consideration Shares expected to be unlocked as of the acquisition date. The fair value of consideration of $7,252,286 reflected herein represents management’s best estimate as of the acquisition closing date, based on the closing market price of TAOP’s ordinary shares on that date and the best estimated probability of achieving the Performance Targets.

Fair value of consideration on November 26, 2025 (closing date)	$7,252,286
Assets acquired (liabilities assumed):
Cash and cash equivalents	$24,826
Accounts receivable	3,643,799
Contract assets	257,894
Advances to suppliers	687,945
Inventories	487,455
Other current assets	284,779
Amounts due from related parties	116,752
Property, plant and equipment	52,436
Right of use assets	88,416
Short-term bank loans	(1,241,930)
Accounts payable	(2,855,540)
Advances from customers	(1,068,002)
Accrued payroll and benefit	(97,627)
Other payables and accrued expenses	(273,158)
Income tax payable	(28,987)
Lease liabilities	(104,146)
Total net liabilities acquired	(25,088)
Goodwill	7,277,374
Total fair value of Consideration	$7,252,286

The transaction resulted in allocation of $7,277,374 to goodwill, representing the financial, strategic and operational value of the transaction to the Company. Goodwill is attributed to the premium that the Company paid to obtain the value of the business of SGL and the synergies expected from the combined operations of SGL and the Company, the assembled workforce and their knowledge and experience in provision of elevator services. The total amount of the goodwill acquired is not deductible for tax purposes.

The Company’s consolidated statement of operations for the year ended December 31, 2025 included revenue of $2.7 million and net profit of $0.3 million attributable to SGL since November 26, 2025, the acquisition closing date, to the end of December 31, 2025.